Taxation - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Tax [Abstract]
Effective tax rate	(23.50%)	119.10%	61.20%
Tax expense (income)	$ 6,460	$ (97,997)	$ (136,951)
Increase in tax expense	$ 104,457